Personnel expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Pensions	kr (64)	kr (60)	kr (52)
Social insurance	(68)	(63)	(59)
Other personnel expenses	(15)	(19)	(14)
Total personnel expenses	(347)	(333)	(311)
Board of Directors and the Chief Executive Officer
Personnel expenses
Salaries and remuneration	(7)	(7)	(7)
Senior Executives
Personnel expenses
Salaries and remuneration	(25)	(23)	(21)
Pensionable remuneration	25	23
Other employees
Personnel expenses
Salaries and remuneration	(168)	(161)	kr (158)
Catrin Fransson, Chief Executive Officer (CEO)
Personnel expenses
Pensionable remuneration	kr 5	kr 5